Related Parties (Details) - Schedule of Other Related Party Transactions (Parentheticals)	12 Months Ended
	Jun. 30, 2024
Bioceres LLC [Member]
Schedule of Other Related Party Transactions [Line Items]
Subsidiary percentage	100.00%	[1]
Ingenieria Metabolica S.A. [Member]
Schedule of Other Related Party Transactions [Line Items]
Owned percentage	30.00%	[2]
Instituto de Agrobiotecnologia Rosario [Member]
Schedule of Other Related Party Transactions [Line Items]
Owned percentage	98.60%	[3]

[1]	Expenses paid by Bioceres LLC on behalf of the Company.
[2]	The Company entered into an agreement with INMET S.A. — Ingenieria Metabolica S,A through which it would receive research services in exchange for payment.
[3]	The Company entered into an agreement with INDEAR S.A. — Instituto de Agrobiotecnologia Rosario where it would receive research services in exchange for payment.